Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Six-month period ended June 30 2020	Six-month period ended June 30 2021
	In USD thousands, except share data
Numerator:
Net loss	(11,084)	(13,104)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	30,147,656	31,516,984

Net loss per share attributable to ordinary shareholders, basic and diluted	(0.37)	(0.42)

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Year ended December 31 2019	Year ended December 31 2020
	In USD thousands, except share data
Numerator:
Net loss	(19,108)	(20,041)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	29,801,064	30,668,412

Net loss per share attributable to ordinary shareholders, basic and diluted	(0.64)	(0.65)

Schedule of Antidilutive Ordinary Shares Excluded From Computation of Earnings Per Share
The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six-month period ended June 30 2020	Six-month period ended June 30 2021
	In USD thousands, except share data
Convertible redeemable preferred shares	61,726,166	63,386,381
Warrants to convertible redeemable preferred shares	879,687	1,081,146
Outstanding share options	10,700,374	9,351,396

Total	73,306,227	73,818,923

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31 2019	Year ended December 31 2020
	In USD thousands, except share data
Convertible redeemable preferred shares	58,197,494	62,319,947
Warrants to convertible redeemable preferred shares	—	1,030,615
Outstanding share options	10,695,382	10,228,594

Total	68,892,876	73,579,156

Summary of Computation of The Unaudited Pro Forma Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the unaudited pro forma basic and diluted net loss per share attributable to ordinary shareholders:

	Year ended December 31 2019	Year ended December 31 2020
	In USD thousands, except share data
Numerator:
Net loss	(19,108)	(20,041)

Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	29,801,064	30,668,412
Weighted-average of convertible redeemable preferred shares upon assumed conversion in IPO	58,197,494	62,319,947
Weighted-average of warrants to convertible redeemable preferred shares upon assumed conversion in IPO	—	1,030,615

Weighted-average shares used in computing pro forma net loss per share attributable to ordinary shareholders, basic and diluted	87,998,558	94,018,974

Pro forma net loss per share attributable to ordinary shareholders, basic and diluted	(0.22)	(0.21)